UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number             811-21380

                Flaherty & Crumrine Total Return Fund Incorporated

(Exact name of registrant as specified in charter)

301 E. Colorado Boulevard, Suite 720

                                                     Pasadena, CA 91101

(Address of principal executive offices) (Zip code)

Donald F. Crumrine

Flaherty & Crumrine Incorporated

301 E. Colorado Boulevard, Suite 720

                                           Pasadena, CA 91101

(Name and address of agent for service)

Registrant’s telephone number, including area code:  626-795-7300

Date of fiscal year end: November 30

Date of reporting period: February 28, 2013

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.

The Schedule(s) of Investment is attached herewith.

FLAHERTY & CRUMRINE TOTAL RETURN FUND

To the Shareholders of Flaherty & Crumrine Total Return Fund:

The new fiscal year is off to a fine start—total return on net asset value1 for the first fiscal quarter2 was +4.4%. Over the same period total return based on income plus change in the Fund’s market price was +5.1%.

With signs of economic improvement trickling in, prices on intermediate and long-term US Treasury bonds fell as much as five percent in the quarter. In contrast, prices on many preferred securities rose. Conditions in the market for preferred securities have been, and remain, positive; credit quality continues to improve, investor demand is high, and the market is shrinking.

Once again redemptions of preferred securities outpaced issuance. Since December 1, 2012, redemptions3 totaled $30.1 billion. Over the same period, $16.8 billion of new preferred securities were brought to market. During the past four months, the preferred securities market has shrunk by $13.3 billion, or 3.7%.

It’s instructive to break these numbers down between bank and non-bank securities. Since December 1, 2012, redemptions of bank preferred securities have totaled $17.6 billion, or 44% of total preferred redemptions. Since mid-March, however, bank calls have spiked and comprise over 70% of total redemptions. The pace quickened immediately after regulators announced results from their annual review of capital at large banks. So far, banks have been slow to replace preferred capital—new bank issues have totaled a paltry $3.9 billion since December 1st of last year.

For non-bank companies the decision to call or issue is driven primarily by economics. In the current low interest rate environment, it is often possible for issuers to achieve substantial savings by refinancing. While banks are concerned about expense reduction as well, their decisions about redemption or issuance have been driven mainly by regulatory requirements. The Dodd-Frank Wall Street Reform and Consumer Protection Act, passed by Congress in 2010, mandated new standards for the amount and form of bank capital. Under the Act, trust preferred securities are being phased out of the calculation of Tier 1 capital. New capital will be either traditional equity or non-cumulative perpetual preferred stock.

As we’ve discussed in the past, the wave of refinancing negatively impacts income earned from Fund investments. The current combination of high-yielding portfolio assets and low cost of Fund leverage won’t last forever; we attempt to set distribution rates that reflect this situation.

Since our last letter, there have been three related changes to the Fund: a new name, a new shareholder servicing agent and a new website address at www.preferredincome.com. We are pleased to welcome Destra Capital Investments LLC (“Destra Capital”) as the new shareholder servicing agent. In addition, the Fund changed its name to “Flaherty & Crumrine Total Return Fund Incorporated”. We emphasize that Flaherty & Crumrine is still the investment adviser and there has been no change in investment strategies or style.

[1]	Following the methodology required by the SEC, total return includes income and principal change, plus the impact of the Fund’s leverage and expenses.
[2]	December 1, 2012—February 28, 2013
[3]	Announced or implemented.

As always, we encourage you to visit the Fund’s website for important information.

Sincerely,

Donald F. Crumrine	Robert M. Ettinger
Chairman	President

March 28, 2013

Flaherty & Crumrine Total Return Fund Incorporated

PORTFOLIO OVERVIEW

February 28, 2013 (Unaudited)

Fund Statistics

Net Asset Value	$20.58

Market Price	$20.77

Premium	0.92%

Yield on Market Price	7.86%

Common Stock Shares Outstanding	9,888,145

Moody’s Ratings	% of Net Assets†

A	1.5%

BBB	59.1%

BB	30.7%

Below “BB”	2.5%

Not Rated*	4.5%

Below Investment Grade**	22.1%

*	Does not include net other assets and liabilities of 1.7%.
**	Below investment grade by all of Moody’s, S&P and Fitch.

Industry Categories	% of Net Assets†

Top 10 Holdings by Issuer	% of Net Assets†

Liberty Mutual Group	5.3%

MetLife	4.2%

Banco Santander, S.A.	4.1%

Goldman Sachs Group	3.9%

HSBC PLC	3.6%

Wells Fargo & Company	3.4%

Barclays Bank PLC	3.2%

Axis Capital Holdings Ltd	3.0%

Unum Group	2.8%

XL Group PLC	2.7%

% of Net Assets***†

Holdings Generating Qualified Dividend Income (QDI) for Individuals	42%

Holdings Generating Income Eligible for the Corporate Dividend Received Deduction (DRD)	25%

***	This does not reflect year-end results or actual tax categorization of Fund distributions. These percentages can, and do, change, perhaps significantly, depending on market conditions. Investors should consult their tax advisor regarding their personal situation.
†	Net Assets includes assets attributable to the use of leverage.

Flaherty & Crumrine Total Return Fund Incorporated

PORTFOLIO OF INVESTMENTS

February 28, 2013 (Unaudited)

Shares/$ Par		Value

Preferred Securities — 86.1%
	Banking — 33.4%
	Astoria Financial:
$4,850,000	Astoria Capital Trust I, 9.75% 11/01/29, Series B	$5,006,413	(1)(2)
	Banco Bilbao Vizcaya Argentaria, S.A.:
$2,050,000	BBVA International Preferred, 5.919%	1,732,250	**(1)(2)(3)
	Banco Santander, S.A.:
439,755	Banco Santander, 10.50% Pfd., Series 10	12,388,998	**(1)(3)
	Bank of America:
108,000	Bank of America Corporation, 8.625% Pfd.	2,754,000	*
25,000	Countrywide Capital V, 7.00% Pfd. 11/01/36	631,250
	Barclays Bank PLC:
$3,600,000	Barclays Bank PLC, 6.278%	3,530,034	**(1)(2)(3)
81,750	Barclays Bank PLC, 7.10% Pfd.	2,072,363	**(3)
8,800	Barclays Bank PLC, 7.75% Pfd., Series 4	223,256	**(3)
150,000	Barclays Bank PLC, 8.125% Pfd., Series 5	3,816,000	**(1)(3)
	BNP Paribas:
$3,775,000	BNP Paribas, 7.195%, 144A****	3,935,438	**(1)(2)(3)
	Citigroup:
20,000	Citigroup Capital VII, 7.125% Pfd. 07/31/31	508,126
83,300	Citigroup Capital XIII, 7.875% Pfd. 10/30/40	2,366,245	(1)
	CoBank ACB:
25,000	CoBank ACB, 6.25% Pfd., 144A****	2,668,750	*
	Colonial BancGroup:
$10,000,000	Colonial BancGroup, 7.114%, 144A****	15,000	(4)(5)††
	Cullen/Frost Bankers:
43,200	Cullen/Frost Bankers, Inc., 5.375% Pfd.	1,071,900	*
	FBOP Corp:
7,000	FBOP Corporation, Adj. Rate Pfd., 144A****	3,500	*(4)(5)††
	Fifth Third Bancorp:
$2,150,000	Fifth Third Capital Trust IV, 6.50% 04/15/37	2,160,750	(1)(2)
	First Horizon:
875	First Tennessee Bank, Adj. Rate Pfd., 3.75%(6), 144A****	646,953	*
3	FT Real Estate Securities Company, 9.50% Pfd., 144A****	3,301,875
	First Niagara Financial Group:
140,750	First Niagara Financial Group, Inc., 8.625% Pfd.	4,131,364	*(1)
	First Republic Bank:
12,137	First Republic Bank, 6.70% Pfd.	332,948	*
	Goldman Sachs Group:
$4,451,000	Goldman Sachs, Capital I, 6.345% 02/15/34	4,674,534	(1)(2)

Flaherty & Crumrine Total Return Fund Incorporated

PORTFOLIO OF INVESTMENTS (Continued)

February 28, 2013 (Unaudited)

Shares/$ Par		Value

Preferred Securities — (Continued)
	Banking — (Continued)
	HSBC PLC:
$2,000,000	HSBC Capital Funding LP, 10.176%, 144A****	$2,805,000	(1)(3)
172,000	HSBC Holdings PLC, 8.00% Pfd., Series 2	4,781,858	**(1)(3)
$200,000	HSBC USA Capital Trust I, 7.808% 12/15/26, 144A****	204,000
$275,000	HSBC USA Capital Trust II, 8.38% 05/15/27, 144A****	280,846	(1)
19,109	HSBC USA, Inc., 6.50% Pfd., Series H	492,655	*(1)
	ING Groep NV:
30,000	ING Groep NV, 6.375% Pfd.	739,500	**(3)
50,000	ING Groep NV, 7.05% Pfd.	1,268,075	**(3)
31,425	ING Groep NV, 7.20% Pfd.	796,388	**(3)
30,000	ING Groep NV, 7.375% Pfd.	764,700	**(3)
9,078	ING Groep NV, 8.50% Pfd.	235,302	**(3)
	JPMorgan Chase:
$5,880,000	JPMorgan Chase & Company, 7.90%, Series 1	6,812,997	*(1)
	KeyCorp:
1,250	KeyCorp, 7.75% Pfd., Series A	159,141	*
	Lloyds Banking Group PLC:
$1,000,000	Lloyds Banking Group PLC, 6.657%, 144A****	907,500	**(3)
	M&T Bank Corp:
$2,700,000	M&T Bank Corporation, 6.875%, 144A****	2,836,747	*
	Morgan Stanley:
11,250	Morgan Stanley Capital Trust VI, 6.60% Pfd. 02/01/46	285,469
7,500	Morgan Stanley Capital Trust VII, 6.60% Pfd.	189,825
	PNC Financial Services:
39,995	PNC Financial Services, 6.6285%(6) Adj. Rate Pfd., Series L	1,038,770	*(1)
$200,000	PNC Preferred Funding Trust III, 8.70%, 144A****	203,516
	Sovereign Bancorp:
3,000	Sovereign REIT, 12.00% Pfd., Series A, 144A****	3,917,622
	Wells Fargo:
$600,000	First Union Capital II, 7.95% 11/15/29	743,371	(1)
3,015	Wells Fargo & Company, 7.50% Pfd., Series L	3,824,151	*(1)
198,700	Wells Fargo & Company, 8.00% Pfd., Series J	5,774,719	*(1)
	Zions Bancorporation:
125,000	Zions Bancorporation, 7.90% Pfd., Series F	3,593,750	*
45,000	Zions Bancorporation, 9.50% Pfd., Series C	1,163,250	*
		101,791,099

	Financial Services — 2.1%
	Credit Suisse Group:
$2,180,000	Claudius, Ltd. - Credit Suisse AG, 7.875%, Series B, 144A****	2,324,425	(3)

Flaherty & Crumrine Total Return Fund Incorporated

PORTFOLIO OF INVESTMENTS (Continued)

February 28, 2013 (Unaudited)

Shares/$ Par		Value

Preferred Securities — (Continued)
	Financial Services — (Continued)
	General Electric Capital Corp:
$1,550,000	General Electric Capital Corp., 7.125%, Series A	$1,793,090	*
	HSBC PLC:
94,897	HSBC Finance Corporation, 6.36% Pfd., Series B	2,432,352	*
		6,549,867

	Insurance — 24.6%
	Ace Ltd.:
$1,550,000	Ace Capital Trust II, 9.70% 04/01/30	2,259,125	(1)(2)(3)
	Aon Corporation:
$1,875,000	AON Corp, 8.205% 01/01/27	2,409,210
	Arch Capital Group:
26,512	Arch Capital Group, Ltd., 6.75% Pfd., Series C	728,881	**(1)(3)
	AXA SA:
$1,016,000	AXA SA, 6.379%, 144A****	1,016,000	**(1)(2)(3)
$250,000	AXA SA, 8.60% 12/15/30	322,271	(3)
	Axis Capital:
333,650	Axis Capital Holdings, 6.875% Pfd., Series C	9,269,297	**(1)(3)
	Delphi Financial:
160,000	Delphi Financial Group, 7.376% Pfd. 05/15/37	4,015,008	(1)
	Endurance Specialty Holdings:
35,000	Endurance Specialty Holdings, 7.50% Pfd.	940,538	**(3)
	Everest Re Group:
8,932	Everest Re Capital Trust II, 6.20% Pfd., Series B	227,333
$6,314,000	Everest Re Holdings, 6.60% 05/15/37	6,463,958	(1)(2)
	Liberty Mutual Group:
$8,300,000	Liberty Mutual Group, 10.75% 06/15/58, 144A****	12,719,750	(1)(2)
	Lincoln National Corp:
$260,000	Lincoln National Corporation, 7.00% 05/17/66	265,850
	MetLife:
$888,000	MetLife Capital Trust IV, 7.875% 12/15/37, 144A****	1,105,560	(1)
$5,335,000	MetLife Capital Trust X, 9.25% 04/08/38, 144A****	7,388,975	(1)
$2,855,000	MetLife, Inc., 10.75% 08/01/39	4,403,838	(1)(2)
	PartnerRe Ltd.:
31,000	PartnerRe Ltd., 7.250% Pfd., Series E	862,730	**(3)
	Principal Financial:
10,500	Principal Financial Group, 5.563% Pfd., Series A	1,047,375	*
75,000	Principal Financial Group, 6.518% Pfd., Series B	2,048,438	*(1)

Flaherty & Crumrine Total Return Fund Incorporated

PORTFOLIO OF INVESTMENTS (Continued)

February 28, 2013 (Unaudited)

Shares/$ Par		Value

Preferred Securities — (Continued)
	Insurance — (Continued)
	Prudential Financial:
$1,000,000	Prudential Financial Inc., 5.625% 06/15/43	$1,045,000	(1)
	QBE Capital Funding:
$1,400,000	QBE Capital Funding III Ltd., 7.25% 05/24/41, 144A****	1,465,264	(1)(3)
	Renaissancere Holdings:
15,067	Renaissancere Holdings Ltd, 6.60% Pfd.	383,003	**(3)
	StanCorp Financial Group:
$2,365,000	StanCorp Financial Group, 6.90% 06/01/67	2,406,388	(1)
	The Travelers Companies:
$3,184,800	USF&G Capital, 8.312% 07/01/46, 144A****	4,143,301	(1)(2)
	XL Group PLC:
$8,250,000	XL Capital Ltd., 6.50%, Series E	8,085,000	(1)(2)(3)
		75,022,093

	Utilities — 18.0%
	Alabama Power:
6,050	Alabama Power Company, 6.45% Pfd.	173,371	*(1)
	Baltimore Gas & Electric:
33,700	Baltimore Gas & Electric Company, 6.70% Pfd., Series 1993	3,468,994	*(1)
	Commonwealth Edison:
$3,160,000	COMED Financing III, 6.35% 03/15/33	3,318,000	(1)(2)
	Constellation Energy:
20,170	Constellation Energy Group, 8.625% Pfd. 06/15/63, Series A	522,403	(1)
	Dominion Resources:
$3,500,000	Dominion Resources, Inc., 7.50% 06/30/66	3,888,052	(1)(2)
	Entergy Arkansas:
83,000	Entergy Arkansas, Inc., 6.45% Pfd.	2,113,910	*(1)
	Entergy Louisiana:
59,850	Entergy Louisiana, Inc., 6.95% Pfd.	5,996,222	*(1)
	Georgia Power:
70,791	Georgia Power Company, 6.50% Pfd., Series 2007A	7,921,959	*(1)
	Indianapolis Power & Light:
17,800	Indianapolis Power & Light Company, 5.65% Pfd.	1,790,013	*(1)
	Interstate Power & Light:
94,721	Interstate Power & Light Company, 8.375% Pfd., Series B	2,382,830	*
	Nextera Energy:
$2,897,000	FPL Group Capital, Inc., 6.65% 06/15/67	3,102,678	(1)(2)
$1,975,000	FPL Group Capital, Inc., 7.30% 09/01/67, Series D	2,233,911	(1)(2)

Flaherty & Crumrine Total Return Fund Incorporated

PORTFOLIO OF INVESTMENTS (Continued)

February 28, 2013 (Unaudited)

Shares/$ Par		Value

Preferred Securities — (Continued)
	Utilities — (Continued)
	PECO Energy:
$3,600,000	PECO Energy Capital Trust IV, 5.75% 06/15/33	$3,618,166	(1)(2)
	PPL Corp:
$3,450,000	PPL Capital Funding, 6.70% 03/30/67, Series A	3,668,885	(1)(2)
	Puget Energy:
$5,175,000	Puget Sound Energy, Inc., 6.974% 06/01/67	5,652,733	(1)(2)
	Southern California Edison:
46,460	Southern California Edison, 6.50% Pfd., Series D	4,936,375	*(1)
		54,788,502

	Energy — 4.7%
	Enbridge Energy Partners:
$7,050,000	Enbridge Energy Partners LP, 8.05% 10/01/37	7,974,206	(1)(2)
	Enterprise Products Partners:
$5,550,000	Enterprise Products Partners, 8.375% 08/01/66, Series A	6,345,637	(1)(2)
		14,319,843

	Real Estate Investment Trust (REIT) — 1.1%
	CommonWealth REIT:
7,500	CommonWealth REIT, 7.25% Pfd.	190,961
	Duke Realty Corp:
8,000	Duke Realty Corp, 6.50% Pfd.	201,940
21,000	Duke Realty Corp, 6.60% Pfd.	536,157
	PS Business Parks:
56,000	PS Business Parks, Inc., 6.45% Pfd.	1,489,253
35,000	PS Business Parks, Inc., 6.875% Pfd., Series R	932,750
		3,351,061

	Miscellaneous Industries — 2.2%
	Ocean Spray Cranberries:
37,400	Ocean Spray Cranberries, Inc., 6.25% Pfd., 144A****	3,446,646	*
	Stanley Black & Decker:
24,012	Stanley Black & Decker, Inc., 5.75% Pfd. 07/25/52	627,470	(1)
	Textron, Inc.:
$2,850,000	Textron Financial Corporation, 6.00% 02/15/67, 144A****	2,622,000
		6,696,116

	Total Preferred Securities (Cost $250,775,303)	262,518,581

Flaherty & Crumrine Total Return Fund Incorporated

PORTFOLIO OF INVESTMENTS (Continued)

February 28, 2013 (Unaudited)

Shares/$ Par		Value

Corporate Debt Securities — 11.8%
	Banking — 4.6%
	First Niagara Financial Group:
$300,000	First Niagara Financial Group, Inc., 7.25% 12/15/21, Sub Notes	$359,342
	Goldman Sachs Group:
$6,338,900	Goldman Sachs Group, 6.75% 10/01/37, Sub Notes	7,210,011	(1)(2)
	Morgan Stanley:
$1,600,000	Morgan Stanley, 6.375% 07/24/42	1,961,651	(1)(2)
	Regions Financial:
$3,741,000	Regions Financial Corporation, 7.375% 12/10/37, Sub Notes	4,171,215	(1)(2)
	Texas Capital Bancshares:
20,600	Texas Capital Bancshares Inc., 6.50% 09/21/42	520,150
		14,222,369

	Financial Services — 0.5%
	Affiliated Managers Group:
27,895	Affiliated Managers Group, Inc., 6.375% 08/15/42	731,170
	Lehman Brothers:
$4,726,012	Lehman Brothers, Guaranteed Note, Variable Rate, 5.843% 12/16/16, 144A****	649,165	(4)(5)††
	Raymond James Financial:
3,264	Raymond James Financial, 6.90% 03/15/42	91,106
		1,471,441

	Insurance — 3.9%
	Liberty Mutual Group:
$3,000,000	Liberty Mutual Insurance, 7.697% 10/15/97, 144A****	3,323,736	(1)(2)
	Unum Group:
$7,000,000	UnumProvident Corporation, 7.25% 03/15/28	8,514,247	(1)(2)
		11,837,983

	Utilities — 0.7%
	Energy Transfer Equity:
$1,600,000	Southern Union Company, 8.25% 11/15/29	2,049,067	(1)(2)
		2,049,067

	Energy — 1.0%
	Nexen, Inc.:
120,475	Nexen, Inc., 7.35% 11/01/43	3,049,523	(3)
		3,049,523

Flaherty & Crumrine Total Return Fund Incorporated

PORTFOLIO OF INVESTMENTS (Continued)

February 28, 2013 (Unaudited)

Shares/$ Par		Value

Corporate Debt Securities — (Continued)
	Real Estate Investment Trust (REIT) — 0.1%
	CommonWealth REIT:
12,500	CommonWealth REIT, 7.50% 11/15/19	$267,019
		267,019

	Miscellaneous Industries — 1.0%
	Pulte Group Inc.:
25,844	Pulte Homes, Inc., 7.375% 06/01/46	654,176
$2,160,000	Pulte Homes, Inc., 7.875% 06/15/32	2,392,200	(1)(2)
		3,046,376

	Total Corporate Debt Securities (Cost $31,782,999)	35,943,778

Common Stock — 0.3%
	Banking — 0.2%
	CIT Group:
13,500	CIT Group, Inc.	565,110	*†
		565,110

	Utilities — 0.1%
	Exelon Corp:
11,750	Exelon Corporation	364,133	*
		364,133

	Total Common Stock (Cost $3,031,124)	929,243

Money Market Fund — 0.1%
	BlackRock Liquidity Funds:
304,435	T-Fund	304,435
	Total Money Market Fund (Cost $304,435)	304,435

Total Investments (Cost $285,893,861***)	98.3%		299,696,037

Other Assets And Liabilities (Net)	1.7%		5,140,328

Total Managed Assets	100.0%	‡	$304,836,365

Loan Principal Balance			(101,300,000)

Total Net Assets Available To Common Stock			$203,536,365

Flaherty & Crumrine Total Return Fund Incorporated

PORTFOLIO OF INVESTMENTS (Continued)

February 28, 2013 (Unaudited)

*	Securities eligible for the Dividends Received Deduction and distributing Qualified Dividend Income.
**	Securities distributing Qualified Dividend Income only.
***	Aggregate cost of securities held.
****	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration to qualified institutional buyers. At February 28, 2013, these securities amounted to $61,931,569 or 20.3% of total managed assets.
(1)	All or a portion of this security is pledged as collateral for the Fund’s loan. The total value of such securities was $189,964,835 at February 28, 2013.
(2)	All or a portion of this security has been rehypothecated. The total value of such securities was $96,958,685 at February 28, 2013.
(3)	Foreign Issuer.
(4)	Illiquid.
(5)	Valued at fair value as determined in good faith by or under the direction of the Board of Directors as of February 28, 2013.
(6)	Represents the rate in effect as of the reporting date.
†	Non-income producing.
††	The issuer has filed for bankruptcy protection. As a result, the Fund may not be able to recover the principal invested and also does not expect to receive income on this security going forward.
‡	The percentage shown for each investment category is the total value of that category as a percentage of total managed assets.

ABBREVIATIONS:
Pfd.	—	Preferred Securities
REIT	—	Real Estate Investment Trust

Flaherty & Crumrine Total Return Fund Incorporated

STATEMENTS OF CHANGES IN NET ASSETS AVAILABLE TO COMMON STOCK(1)

For the period from December 1, 2012 through February 28, 2013 (Unaudited)

Value
OPERATIONS:
Net investment income	$3,928,168
Net realized gain/(loss) on investments sold during the period	474,175
Change in net unrealized appreciation/depreciation of investments	4,390,213

Net increase in net assets resulting from operations	8,792,556

DISTRIBUTIONS:
Dividends paid from net investment income to Common Stock Shareholders(2)	(4,872,392)

Total Distributions to Common Stock Shareholders	(4,872,392)

FUND SHARE TRANSACTIONS:
Increase from shares issued under the Dividend Reinvestment and Cash Purchase Plan	262,457

Net increase in net assets available to Common Stock resulting from Fund share transactions	262,457

NET INCREASE IN NET ASSETS AVAILABLE TO COMMON STOCK
FOR THE PERIOD	$4,182,621

NET ASSETS AVAILABLE TO COMMON STOCK:
Beginning of period	$199,353,744
Net increase in net assets during the period	4,182,621

End of period	$203,536,365

(1)

These tables summarize the three months ended February 28, 2013 and should be read in conjunction with the Fund’s audited financial statements, including footnotes, in its Annual Report dated November 30, 2012.

(2)	May include income earned, but not paid out, in prior fiscal year.

Flaherty & Crumrine Total Return Fund Incorporated

FINANCIAL HIGHLIGHTS(1)

For the period from December 1, 2012 through February 28, 2013 (Unaudited)

For a Common Stock share outstanding throughout the period

PER SHARE OPERATING PERFORMANCE:
Net asset value, beginning of period	$20.19

INVESTMENT OPERATIONS:
Net investment income	0.40
Net realized and unrealized gain/(loss) on investments.	0.48

Total from investment operations	0.88

DISTRIBUTIONS TO COMMON STOCK SHAREHOLDERS:
From net investment income	(0.49)

Total distributions to Common Stock Shareholders	(0.49)

Net asset value, end of period	$20.58

Market value, end of period	$20.77

Common Stock shares outstanding, end of period	9,888,145

RATIOS TO AVERAGE NET ASSETS AVAILABLE TO COMMON STOCK SHAREHOLDERS:
Net investment income†	7.90	%*
Operating expenses including interest expense	1.84	%*
Operating expenses excluding interest expense	1.30	%*

SUPPLEMENTAL DATA:††
Portfolio turnover rate	6	%**
Total managed assets, end of period (in 000’s)	$304,836
Ratio of operating expenses including interest expense to total managed assets	1.23	%*
Ratio of operating expenses excluding interest expense to total managed assets	0.87	%*

(1)

These tables summarize the three months ended February 28, 2013 and should be read in conjunction with the Fund’s audited financial statements, including footnotes, in its Annual Report dated November 30, 2012.

*	Annualized.
**	Not annualized.
†	The net investment income ratios reflect income net of operating expenses, including interest expense.
††	Information presented under heading Supplemental Data includes loan principal balance.

Flaherty & Crumrine Total Return Fund Incorporated

FINANCIAL HIGHLIGHTS (Continued)

Per Share of Common Stock (Unaudited)

	Total Dividends Paid	Net Asset Value	NYSE Closing Price	Dividend Reinvestment Price(1)
December 31, 2012	$0.2210	$20.19	$20.14	$20.19
January 31, 2013	0.1360	20.52	21.33	20.52
February 28, 2013	0.1360	20.58	20.77	20.58

(1)

Whenever the net asset value per share of the Fund’s Common Stock is less than or equal to the market price per share on the reinvestment date, new shares issued will be valued at the higher of net asset value or 95% of the then current market price. Otherwise, the reinvestment shares of Common Stock will be purchased in the open market.

Flaherty & Crumrine Total Return Fund Incorporated

NOTES TO FINANCIAL STATEMENTS (Unaudited)

1.	Aggregate Information for Federal Income Tax Purposes

At February 28, 2013, the aggregate cost of securities for federal income tax purposes was $290,812,373, the aggregate gross unrealized appreciation for all securities in which there is an excess of value over tax cost was $31,392,594 and the aggregate gross unrealized depreciation for all securities in which there is an excess of tax cost over value was $22,508,930.

2.	Additional Accounting Standards

Fair Value Measurements: The Fund has performed an analysis of all existing investments and derivative instruments to determine the significance and character of all inputs to their fair value determination. The levels of fair value inputs used to measure the Fund’s investments are characterized into a fair value hierarchy. Where inputs for an asset or liability fall into more than one level in the fair value hierarchy, the investment is classified in its entirety based on the lowest level input that is significant to that investment’s valuation. The three levels of the fair value hierarchy are described below:

•	Level 1 – quoted prices in active markets for identical securities

•	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Transfers in and out of levels are recognized at market value at the end of the period. A summary of the inputs used to value the Fund’s investments as of February 28, 2013 is as follows:

	Total Value at February 28, 2013	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Preferred Securities
Banking	$101,791,099	$73,895,222	$27,877,377	$18,500
Financial Services	6,549,867	4,225,442	2,324,425	—
Insurance	75,022,093	49,474,193	25,547,900	—
Utilities	54,788,502	15,798,759	38,989,743	—
Energy	14,319,843	14,319,843	—	—
Real Estate Investment Trust (REIT)	3,351,061	3,351,061	—	—
Miscellaneous Industries	6,696,116	627,470	6,068,646	—
Corporate Debt Securities	35,943,778	14,484,806	20,809,807	649,165
Common Stock
Banking	565,110	565,110	—	—
Utilities	364,133	364,133	—	—
Money Market Fund	304,435	304,435	—	—

Total Investments	$299,696,037	$177,410,474	$121,617,898	$667,665

Flaherty & Crumrine Total Return Fund Incorporated

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

During the reporting period, there were no transfers into Level 1 from Level 2. During the reporting period, securities with an aggregate market value of $2,668,750 were transferred into Level 2 from Level 1. The securities were transferred because of a reduction in the amount of observable market data, resulting from: a decrease in market activity for the securities, reduced availability of quoted prices for the securities, or de-listing of securities from a national securities exchange that resulted in a material decrease in activity.

The fair values of the Fund’s investments are generally based on market information and quotes received from brokers or independent pricing services—approved by the Board and unaffiliated with the Adviser. To assess the continuing appropriateness of security valuations, management, in consultation with the Adviser, regularly compares current prices to prior prices, prices across comparable securities, actual sale prices for securities in the Fund’s portfolio, and market information obtained by the Adviser as a function of being an active participant in the markets.

Securities with quotes that are based on actual trades or actionable bids and offers with a sufficient level of activity on or near the measurement date are classified as Level 1. Securities that are priced using quotes derived from implied values, indicative bids and offers, or a limited number of actual trades—or the same information for securities that are similar in many respects to those being valued—are classified as Level 2. If market information is not available for securities being valued, or materially-comparable securities, then those securities are classified as Level 3. In considering market information, management evaluates changes in liquidity, willingness of a broker to execute at the quoted price, the depth and consistency of prices from pricing services, and the existence of observable trades in the market.

The following is a reconciliation of Level 3 investments for which significant unobservable inputs were used to determine fair value:

	Preferred Securities
	Total Investments	Banking	Financial Services	Corporate Debt Securities
Balance as of 11/30/12	$2,698,326	$18,500	$2,151,930	$527,896
Accrued discounts/premiums	—	—	—	—
Realized gain/(loss)	—	—	—	—
Change in unrealized appreciation/(depreciation)	121,269	—	—	121,269
Purchases	—	—	—	—
Sales	(2,151,930)	—	(2,151,930)	—
Transfers in	—	—	—	—
Transfers out	—	—	—	—
Balance as of 2/28/13	$667,655	$18,500	$—	$649,165

For the three months ended February 28, 2013, total change in unrealized gain/(loss) on Level 3 securities still held at period-end and included in the change in net assets was $121,269.

Flaherty & Crumrine Total Return Fund Incorporated

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

The following table summarizes the valuation techniques used and unobservable inputs developed to determine the fair value of Level 3 investments:

Category	Fair Value at 2/28/13	Valuation Technique	Unobservable Input	Input Range (Wgt Avg)

Preferred Securities

Banking	$15,000	Bankruptcy recovery	Credit/Structure-specific recovery	0.00%-0.50% (0.15%)
	3,500	Bankruptcy recovery	Credit/Structure-specific recovery	0.00%-0.50% (0.05%)

Corporate Debt Securities	649,165	Bankruptcy recovery	Credit/Structure-specific recovery	10%-20% (13%)

The significant unobservable inputs used in the fair value measurement technique for bankruptcy recovery are based on recovery analysis that is specific to the security being valued, including the level of subordination and structural features of the security, and the current status of any bankruptcy or liquidation proceedings. Observable market trades in bankruptcy claims are utilized by management, when available, to assess the appropriateness of valuations, although the frequency of trading depends on the specific credit and seniority of the claim. Expected recoveries in bankruptcy by security type and industry do not tend to deviate much from historical recovery rates, which are very low (sometimes zero) for preferred securities and more moderate for senior debt. Significant changes in these inputs would result in a significantly higher or lower fair value measurement.

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Directors

Donald F. Crumrine, CFA

Chairman of the Board

David Gale

Morgan Gust

Karen H. Hogan

Robert F. Wulf, CFA

Officers

Donald F. Crumrine, CFA

Chief Executive Officer

Robert M. Ettinger, CFA

President

R. Eric Chadwick, CFA

Chief Financial Officer,

Vice President and Treasurer

Chad C. Conwell

Chief Compliance Officer,

Vice President and Secretary

Bradford S. Stone

Vice President and

Assistant Treasurer

Laurie C. Lodolo

Assistant Compliance Officer,

Assistant Treasurer and

Assistant Secretary

Linda M. Puchalski

Assistant Treasurer

Investment Adviser

Flaherty & Crumrine Incorporated

e-mail: flaherty@pfdincome.com

Servicing Agent

Destra Capital Investments LLC

1-866-233-4001

Questions concerning your shares of Flaherty & Crumrine Total Return Fund?

•	If your shares are held in a Brokerage Account, contact your Broker.
•	If you have physical possession of your shares in certificate form, contact the Fund’s Transfer Agent —

BNY Mellon Investment Servicing

P.O. Box 358035

Pittsburgh, PA 15252-8035 1-866-351-7446

This report is sent to shareholders of Flaherty & Crumrine Total Return Fund Incorporated for their information. It is not a Prospectus, circular or representation intended for use in the purchase or sale of shares of the Fund or of any securities mentioned in this report.

Quarterly

Report

February 28, 2013

www.preferredincome.com

Item 2. Controls and Procedures.

(a)

The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Flaherty & Crumrine Total Return Fund Incorporated

By (Signature and Title)*	/s/ Donald F. Crumrine
Donald F. Crumrine, Director, Chairman of the Board and Chief
Executive Officer
(principal executive officer)

Date	4/19/2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Donald F. Crumrine
Donald F. Crumrine, Director, Chairman of the Board and Chief
Executive Officer
(principal executive officer)

Date	4/19/2013

By (Signature and Title)*	/s/ R. Eric Chadwick
R. Eric Chadwick, Chief Financial Officer, Treasurer and Vice
President
(principal financial officer)

Date	4/19/2013

* Print the name and title of each signing officer under his or her signature.